FAIR VALUE ELECTIONS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE ELECTIONS
Schedule of financial instruments selected for fair value accounting

			Changes in fair value gains
	Fair value at		(losses) for the years
	December 31,		ended December 31,
In millions of dollars	2012	2011	2012	2011
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell
Selected portfolios of securities purchased under agreements to resell and securities borrowed (1)	$160,589	$142,862	$(409)	$(138)
Trading account assets	17,206	14,179	838	(1,775)
Investments	443	526	(50)	233
Loans
Certain Corporate loans (2)	4,056	3,939	77	82
Certain Consumer loans (2)	1,231	1,326	(104)	(281)
Total loans	$5,287	$5,265	$(27)	$(199)
Other assets
MSRs	$1,942	$2,569	$(427)	$(1,465)
Certain mortgage loans held for sale	6,879	6,213	350	172
Certain equity method investments	22	47	3	(17)
Total other assets	$8,843	$8,829	$(74)	$(1,310)
Total assets	$192,368	$171,661	$278	$(3,189)
Liabilities
Interest-bearing deposits	$1,447	$1,326	$(218)	$107
Federal funds purchased and securities loaned or sold under agreements to repurchase
Selected portfolios of securities sold under agreements to repurchase and securities loaned (1)	116,689	97,712	66	(108)
Trading account liabilities	1,461	1,763	(143)	872
Short-term borrowings	818	1,354	(2)	(15)
Long-term debt	29,764	24,172	(2,225)	1,611
Total liabilities	$150,179	$126,327	$(2,522)	$2,467

(1)	Reflects netting of the amounts due from securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase.
(2)	Includes mortgage loans held by mortgage loan securitization VIEs consolidated upon the adoption of SFAS 167 on January 1, 2010.

Schedule of fair value of loans and other disclosures for certain credit related products

	December 31, 2012		December 31, 2011
In millions of dollars	Trading assets	Loans	Trading assets	Loans
Carrying amount reported on the Consolidated Balance Sheet	$11,658	$3,893	$14,150	$3,735
Aggregate unpaid principal balance in excess of (less than) fair value	31	(132)	540	(54)
Balance of non-accrual loans or loans more than 90 days past due	104	—	134	—
Aggregate unpaid principal balance in excess of fair value for non-accrual
loans or loans more than 90 days past due	85	—	43	—

Schedule of fair value of loans and other disclosures for certain mortgage loans

In millions of dollars	December 31, 2012	December 31, 2011
Carrying amount reported on the Consolidated Balance Sheet	$6,879	$6,213
Aggregate fair value in excess of unpaid principal balance	390	274
Balance of non-accrual loans or loans more than 90 days past due	—	—
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	—	—

Corporate and consumer loans of consolidated VIEs carried at fair value

	December 31, 2012		December 31, 2011
In millions of dollars	Corporate loans	Consumer loans	Corporate loans	Consumer loans
Carrying amount reported on the Consolidated Balance Sheet	$157	$1,191	$198	$1,292
Aggregate unpaid principal balance in excess of fair value	347	293	394	436
Balance of non-accrual loans or loans more than 90 days past due	34	123	23	86
Aggregate unpaid principal balance in excess of fair value for non-accrual
loans or loans more than 90 days past due	36	111	42	120

Schedule of fair value of long-term debt, excluding debt issued by consolidated VIEs

In millions of dollars	December 31, 2012	December 31, 2011
Carrying amount reported on the Consolidated Balance Sheet	$28,434	$22,614
Aggregate unpaid principal balance in excess of (less than) fair value	(226)	1,680

Schedule of fair value of short term borrowings, excluding debt issued by consolidated VIEs

In millions of dollars	December 31, 2012	December 31, 2011
Carrying amount reported on the Consolidated Balance Sheet	$818	$1,354
Aggregate unpaid principal balance in excess of (less than) fair value	(232)	49